Tax matters - Statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax matters
Deferred tax assets	$ 55,848	$ 44,950	$ 39,070
Deferred tax liabilities	$ 115,717	$ 139,535	$ 191,748